UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/2006

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      1/24/2007
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   66

Form 13F Information Table Value Total:   $200,887


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                                    Lawson Kroeker Investment Management, Inc.
                                                     FORM 13F
                                                  December 31, 2006

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9     4336  4700000 PRN      SOLE                  2555000           2145000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5     1921  2055000 PRN      SOLE                  1505000            550000
ABBOTT LABS                    COM              002824100     2449    50280 SH       SOLE                    50130               150
ALLIED CAPITAL CORP            COM              01903Q108     2881    88160 SH       SOLE                    78160             10000
AMGEN INC                      COM              031162100      937    13710 SH       SOLE                    13710
ANADARKO PETROLEUM CORP        COM              032511107      961    22086 SH       SOLE                    22086
APTAR GROUP INC.               COM              038336103      476     8057 SH       SOLE                     8057
AVERY DENNISON CORP            COM              053611109     6940   102168 SH       SOLE                    76543             25625
BERKSHIRE HATHAWAY INC         COM              084670108     3190       29 SH       SOLE                       17                12
BERKSHIRE HATHAWAY INC CL B    COM              084670207     2760      753 SH       SOLE                      753
BIOMET, INC.                   COM              090613100      349     8453 SH       SOLE                     8453
BJ SERVICES CO COM             COM              055482103      911    31060 SH       SOLE                    31060
BP PLC ADR                     COM              055622104      472     7033 SH       SOLE                     7033
C R BARD INC                   COM              067383109     1953    23540 SH       SOLE                    23540
CATO CORP                      COM              149205106     5334   232820 SH       SOLE                   161683             71137
CBS CORP - CLASS B             COM              124857202      348    11168 SH       SOLE                    10679               489
CEMEX S.A.B. de C.V.           COM              151290889      713    21055 SH       SOLE                    21055
CHEVRON CORP                   COM              166764100     7103    96602 SH       SOLE                    61002             35600
CHICAGO BRIDGE & IRON          COM              167250109    10834   396260 SH       SOLE                   283010            113250
CHOLESTECH CORP                COM              170393102     2581   140025 SH       SOLE                    89125             50900
COLGATE PALMOLIVE CO           COM              194162103      608     9325 SH       SOLE                     8950               375
CONAGRA FOODS INC              COM              205887102      226     8354 SH       SOLE                     8354
CONOCOPHILLIPS COM             COM              20825c104     6722    93428 SH       SOLE                    66542             26886
CONSTELLATION ENERGY COM       COM              210371100     1330    19315 SH       SOLE                    19315
CORNING INC                    COM              219350105     5986   319941 SH       SOLE                   217041            102900
CURRENCYSHARES EURO TR         COM              23130C108     5130    38775 SH       SOLE                    28475             10300
DOMINION RESOURCES INC.        COM              25746U109     2260    26951 SH       SOLE                    26951
ENERPLUS RESOURCES FUND        COM              29274D604     1096    25125 SH       SOLE                    25125
EXXON MOBIL CORP               COM              30231G102      630     8217 SH       SOLE                     8217
FEDERAL HOME LN MTG CORP       COM              313400301      217     3200 SH       SOLE                     3200
FIDELITY NATIONAL INFORMATION  COM              31620M106     3363    83887 SH       SOLE                    61447             22440
FIDELITY NATIONAL TITLE GP     COM              31620R105     4462   186853 SH       SOLE                   135793             51060
FISERV INC                     COM              337738108     1662    31710 SH       SOLE                    31710
FORDING CANADIAN COAL TRUST    COM              345425102     4352   209715 SH       SOLE                   178590             31125
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     6469   116070 SH       SOLE                    85595             30475
GENCORP INC                    COM              368682100     1987   141750 SH       SOLE                    70425             71325
GENERAL ELECTRIC CO            COM              369604103     1766    47450 SH       SOLE                    47450
GPE BRUX LAMBERT               COM              7097328       4357    36005 SH       SOLE                    35555               450
HOUSTON EXPLORATION COMPANY    COM              442120101     2812    54315 SH       SOLE                    36490             17825
JOHNSON & JOHNSON              COM              478160104      304     4600 SH       SOLE                     4600
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     5143   177450 SH       SOLE                   123375             54075
KAYDON CORP                    COM              486587108     1630    41025 SH       SOLE                    41025
KINDER MORGAN INC              COM              49455P101     1600    15130 SH       SOLE                    15130
L-3 COMMUNICATIONS HLDGS, INC  COM              502424104     1935    23660 SH       SOLE                    23660
LABORATORY CORP OF AMERICA     COM              50540R409     5985    81465 SH       SOLE                    58465             23000
LINCOLN ELECTRIC HOLDINGS INC  COM              533900106     9650   159710 SH       SOLE                   123525             36185
MEDTRONIC INC                  COM              585055106      996    18610 SH       SOLE                    18610
NEWMONT MNG CORP               COM              651639106     7059   156335 SH       SOLE                   105035             51300
NEXEN INC                      COM              65334H102     6588   119780 SH       SOLE                    74780             45000
OMNICARE INC                   COM              681904108     2802    72540 SH       SOLE                    46815             25725
PEABODY ENERGY CORP            COM              704549104     7818   193467 SH       SOLE                   132892             60575
PENGROWTH ENERGY TRUST         COM              706902509      941    54675 SH       SOLE                    52525              2150
PERFORMANCE FOOD GROUP         COM              713755106     3403   123105 SH       SOLE                    92305             30800
PFIZER INC.                    COM              717081103     1518    58591 SH       SOLE                    36591             22000
PLUM CREEK TIMBER              COM              729251108     5049   126705 SH       SOLE                    85530             41175
PROGRESSIVE CORP               COM              743315103      776    32025 SH       SOLE                    32025
PRUDENTIAL FINANCIAL INC       COM              744320102      256     2983 SH       SOLE                     2983
ROYAL DUTCH SHELL PLC ADR      COM              780259206     1244    17575 SH       SOLE                    17575
S&P 500 DEPOSITORY RECEIPTS    COM              78462F103     2366    16705 SH       SOLE                    16705
SENSE TECHNOLOGIES INC         COM              816923106        1    10000 SH       SOLE                    10000
TEXAS PACIFIC LAND TRUST       COM              882610108     4897    22565 SH       SOLE                    16385              6180
VIACOM INC. - CLASS B          COM              92553P201      434    10572 SH       SOLE                    10083               489
VULCAN MATERIALS               COM              929160109     7961    88580 SH       SOLE                    62680             25900
WINNEBAGO INDUSTRIES           COM              974637100     3614   109810 SH       SOLE                    73935             35875
WYETH                          COM              983024100      568    11150 SH       SOLE                    10950               200
iShares MSCI JAPAN INDEX FUND  COM              464286848     3469   244150 SH       SOLE                   241100              3050
              Total                                        200,887